Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
11.	Income taxes

The Company has incurred net losses since inception.

The Company recorded no income tax provision or benefit during 2011.

A reconciliation of income taxes at the statutory Canadian income tax rate to net income taxes included in the accompanying statements of operations is as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	$	$	$

Loss before income taxes	(16,256,876)	(16,418,088)	(19,101,263)

Statutory rate	28.25%	31.0%	33.0%
Expected recovery of income tax	(4,592,567)	(5,089,607)	(6,303,417)
Effect of foreign tax rate differences	(1,282,168)	(885,716)	(604,323)
Non-deductable amounts	145,000	531,119	1,222,519
Effect of changes in future tax rates	84,690	124,105	766,407
Effect of change in foreign exchange rates	(473,752)	973,249	2,672,559
Effect of other differences	161,145	-	413,555
Effect of tax return true-up items	(75,181)	-	-
Change in valuation allowance	6,032,833	4,346,850	1,755,645

Recovery of future income taxes	-	-	(77,055)

Deferred tax assets and liabilities reflect the net tax effects of net operating losses, credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The components of the Company’s deferred tax assets and liabilities are as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	$	$	$

Future income tax assets
Tax benefit of capitalized mineral property costs	13,068,000	11,978,000	11,798,000
Net operating loss carry forwards	21,630,000	16,688,000	12,521,000
Less: valuation allowance	(34,698,000)	(28,666,000)	(24,319,000)

	0	0	0

Future income tax liabilities
Asset basis differences	0	0	0

Net deferred tax asset (future income tax liability)	0	0	0

Based upon the level of historical taxable loss and projections of future taxable losses over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences and accordingly has established a full valuation allowance as of December 31, 2011 and 2010.

Future realization depends on the future earnings of the Company, if any, the timing and amount of which are uncertain as of December 31, 2011. In the future, should management conclude that it is more likely than not that the deferred tax assets are, in fact, at least in part, realizable; the valuation allowance would be reduced to the extent of such realization and recognized as a deferred income tax benefit in the Company’s Statements of Operations and Comprehensive Loss.

Certain tax benefits from employee stock option exercises are included in the deferred tax asset balances as of December 31, 2011 and 2010 as a component of the Company’s net operating loss carryforwards. The entire balance is offset by a valuation allowance. There are no excess tax benefits from stock option exercises as of December 31, 2009 due to the limited number of exercises. Effective January 1, 2011 as a result of adopting US GAAP, equity will be increased if and when such excess tax benefits are ultimately realized.

As of December 31, 2011, the Company had available total U.S. net operating loss carryforwards of approximately $47.8 million, which expire in the years 2017 through 2031. As of December 31, 2011, the Company had available total Canadian net operating loss carryforwards of approximately $19.9 million, which expire in the years 2014 through 2031.

The Company follows a comprehensive model for recognizing, measuring, presenting and disclosing uncertain tax positions taken or expected to be taken on a tax return. Tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company currently has no uncertain tax positions and is therefore not reflecting any adjustments for such in their deferred tax assets.

There are open statutes of limitations for taxing authorities in federal and state jurisdictions to audit the Company’s tax returns for the years ended December 31, 2008, 2009 and 2010.

The Company’s policy is to account for income tax related interest and penalties in income tax expense in the accompanying Statements of Operations. There have been no income tax related interest or penalties assessed or recorded.